Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019		Mar. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		¥ 27,367		¥ 37,631
Derivative assets, gross amounts recognized		15,495		27,615
Derivative assets, gross amounts offset in the consolidated balance sheets, assets		(1,497)		(7,695)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		13,998		19,920
Other assets		12,449		15,008
Derivative liabilities, gross amounts recognized		25,958		17,990
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities		(1,497)		(7,695)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		24,461		10,295
Policy liabilities and Policy Account Balances		360,198		444,010
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		15,495		21,831
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	(1,497)		(2,105)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		13,998		19,726
Other assets		12,449		15,008
Total financial assets		1,758,016		1,529,508
Derivative liabilities, gross amounts recognized		25,958		12,400
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	(1,497)		(2,105)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		24,461		10,295
Policy liabilities and Policy Account Balances		360,198		444,010
Total financial liabilities		386,156		456,410
Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		138		327
Derivative liabilities, gross amounts recognized		17,439		4,924
Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		3,007		14,057
Derivative liabilities, gross amounts recognized		5,336		3,447
Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	425,593
Investment funds | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		5,811
Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		11,140		7,025
Derivative liabilities, gross amounts recognized		2,809		701
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		12,449		15,008
Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		12,449	[4]	15,008	[5]
Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		7
Derivative liabilities, gross amounts recognized		10		108
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		360,198		444,010
Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		360,198	[6]	444,010	[7]
Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		38,671	[8]	17,260	[9]
Trading securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				422,053
Available-for-sale securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				1,015,477
Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[10]			366,475
Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				22,365
Available-for-sale securities | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[11]			53,598
Available-for-sale securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[12]			275,810
Available-for-sale securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				163,236
Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				74,176
Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				82,182
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				5,665
Other securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				37,879
Other securities | Investment funds | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[13]			37,879
Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,564
Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,264,244
Available-for-sale Debt Securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[14]	487,997
Available-for-sale Debt Securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[15]	430,851
Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		193,305
Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		61,479
Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		90,612
Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,203		422
Derivative liabilities, gross amounts recognized		364		3,220
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[16]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[16]	0		0
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		299		507
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Other assets		0		0
Total financial assets		93,761		101,989
Derivative liabilities, gross amounts recognized		522		318
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Policy liabilities and Policy Account Balances		0		0
Total financial liabilities		522		318
Level 1 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 1 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		299		507
Derivative liabilities, gross amounts recognized		522		318
Level 1 | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	68,631
Level 1 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 1 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		0	[4]	0	[5]
Level 1 | Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0
Derivative liabilities, gross amounts recognized		0		0
Level 1 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		0	[6]	0	[7]
Level 1 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	[8]	0	[9]
Level 1 | Trading securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				35,766
Level 1 | Available-for-sale securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				65,716
Level 1 | Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[10]			8,882
Level 1 | Available-for-sale securities | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[11]			52,885
Level 1 | Available-for-sale securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[12]			3,949
Level 1 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 1 | Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 1 | Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 1 | Other securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 1 | Other securities | Investment funds | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[13]			0
Level 1 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 1 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		24,831
Level 1 | Available-for-sale Debt Securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[14]	21,604
Level 1 | Available-for-sale Debt Securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[15]	3,227
Level 1 | Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 1 | Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 1 | Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 1 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[16]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[16]	0		0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		9,924		19,033
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Other assets		0		0
Total financial assets		1,484,894		1,251,424
Derivative liabilities, gross amounts recognized		25,436		12,082
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Policy liabilities and Policy Account Balances		0		0
Total financial liabilities		25,436		12,082
Level 2 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		138		327
Derivative liabilities, gross amounts recognized		17,439		4,924
Level 2 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		2,708		13,550
Derivative liabilities, gross amounts recognized		4,814		3,129
Level 2 | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	295,769
Level 2 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		5,868		4,734
Derivative liabilities, gross amounts recognized		2,809		701
Level 2 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		0	[4]	0	[5]
Level 2 | Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		7
Derivative liabilities, gross amounts recognized		10		108
Level 2 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		0	[6]	0	[7]
Level 2 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		38,671	[8]	17,260	[9]
Level 2 | Trading securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				386,287
Level 2 | Available-for-sale securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				828,844
Level 2 | Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[10]			354,556
Level 2 | Available-for-sale securities | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[11]			713
Level 2 | Available-for-sale securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[12]			271,861
Level 2 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				163,236
Level 2 | Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				38,166
Level 2 | Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				312
Level 2 | Other securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 2 | Other securities | Investment funds | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[13]			0
Level 2 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,564
Level 2 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,138,966
Level 2 | Available-for-sale Debt Securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[14]	459,235
Level 2 | Available-for-sale Debt Securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[15]	427,624
Level 2 | Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		190,417
Level 2 | Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		61,479
Level 2 | Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		211
Level 2 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,203		422
Derivative liabilities, gross amounts recognized		364		3,220
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[16]	0		0
Total financial assets		179,361		176,095
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[16]	0		0
Total financial liabilities		360,198		444,010
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		5,272		2,291
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Other assets		12,449		15,008
Total financial assets		179,361		176,095
Derivative liabilities, gross amounts recognized		0		0
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Policy liabilities and Policy Account Balances		360,198		444,010
Total financial liabilities		360,198		444,010
Level 3 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 3 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 3 | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	61,193
Level 3 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		5,272		2,291
Derivative liabilities, gross amounts recognized		0		0
Level 3 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		12,449	[4]	15,008	[5]
Level 3 | Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0
Derivative liabilities, gross amounts recognized		0		0
Level 3 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		360,198	[6]	444,010	[7]
Level 3 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	[8]	0	[9]
Level 3 | Trading securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 3 | Available-for-sale securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				120,917
Level 3 | Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[10]			3,037
Level 3 | Available-for-sale securities | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[11]			0
Level 3 | Available-for-sale securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[12]			0
Level 3 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 3 | Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				36,010
Level 3 | Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				81,870
Level 3 | Other securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				37,879
Level 3 | Other securities | Investment funds | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[13]			37,879
Level 3 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 3 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		100,447
Level 3 | Available-for-sale Debt Securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[14]	7,158
Level 3 | Available-for-sale Debt Securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[15]	0
Level 3 | Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,888
Level 3 | Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 3 | Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		90,401
Level 3 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		¥ 0		¥ 0

[1]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[2]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income was a gain of ¥1,141 million from the change in the fair value of those investments for fiscal 2019. The amount of aggregate fair value elected the fair value option was ¥5,811 million as of March 31, 2019.
[3]	The amount of ¥12,100 million of investments funds measured at net asset value per share is not included.
[4]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets was ¥12,449 million as of March 31, 2019. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2019, see Note 25 "Life Insurance Operations."
[5]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets was ¥15,008 million as of March 31, 2018. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2017 and 2018, see Note 25 "Life Insurance Operations."
[6]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥360,198 million as of March 31, 2019. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during for fiscal 2019, see Note 25 "Life Insurance Operations."
[7]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥444,010 million as of March 31, 2018. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2017 and 2018, see Note 25 "Life Insurance Operations."
[8]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in "Other (income) and expense, net" in the consolidated statements of income was a gain of ¥401 million from the change in the fair value of the loans for fiscal 2019. No gains or losses were recognized in earnings for fiscal 2019 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2019, were ¥37,865 million and ¥38,671 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥806 million. As of March 31, 2019, there were no loans that are 90 days or more past due, or in non-accrual status.
[9]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in "Other (income) and expense, net" in the consolidated statements of income were a gain of ¥31 million and a loss of ¥663 million from the change in the fair value of the loans for fiscal 2017 and 2018, respectively. No gains or losses were recognized in earnings for fiscal 2017 and 2018 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2018, were ¥16,873 million and ¥17,260 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥387 million. As of March 31, 2018, there were no loans that are 90 days or more past due, or in non-accrual status.
[10]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were losses of ¥31 million and ¥181 million from the change in the fair value of those investments for fiscal 2017 and 2018, respectively. The amount of aggregate fair value elected the fair value option was ¥8,882 million as of March 31, 2018.
[11]	A certain subsidiary elected the fair value option for certain investments in equity securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥1,277 million and ¥961 million from the change in the fair value of those investments for fiscal 2017 and 2018, respectively. The amount of aggregate fair value elected the fair value option was ¥22,365 million as of March 31, 2018.
[12]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were losses of ¥12 million and ¥12 million from the change in the fair value of those investments for fiscal 2017 and 2018, respectively. The amount of aggregate fair value elected the fair value option was ¥719 million as of March 31, 2018.
[13]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in other securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥699 million and ¥1,456 million from the change in the fair value of those investments for fiscal 2017 and 2018, respectively. The amount of aggregate fair value elected the fair value option was ¥5,665 million as of March 31, 2018.
[14]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income was a gain of ¥784 million from the change in the fair value of those investments for fiscal 2019. The amount of aggregate fair value elected the fair value option was ¥21,136 million as of March 31, 2019.
[15]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income was a loss of ¥19 million from the change in the fair value of those investments for fiscal 2019. The amount of aggregate fair value elected the fair value option was ¥420 million as of March 31, 2019.
[16]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 "Fair Value Measurements."